COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

LEASE COMMITMENTS

The Company does not lease any office space; it uses space provided by its Chief Executive Officer free of charge to the Company.

PURCHASE AGREEMENTS

On June 11, 2005 the Company entered into a Marketing/Sales Contract with OTW Enterprises LLC. OTW Enterprises LLC is the manufacturer of the Portable Tow Truck and the Overhead Door Saver. The contract entitles the Company to exclusive marketing rights within the USA and Europe for the Portable Tow Truck and the Overhead Door Saver. The Company began marketing the products to UPS and Federal Express on January 15, 2005. This agreement was verbally amended in 2007 where we agreed to allow the Manufacturer of the Product to sell the Portable Tow Truck through its website to the retail markets.